UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21597

PRIMECAP Odyssey Funds
(Exact name of registrant as specified in charter)

225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Address of principal executive offices) (Zip code)

David H. Van Slooten
225 South Lake Avenue, Suite 400
Pasadena, CA 91101-3005
(Name and address of agent for service)

(800) 729-2307
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2006 - (Unaudited)

Shares		Value

	COMMON STOCKS - 93.1%
	Consumer Discretionary - 14.9%
24,800	Bed Bath & Beyond, Inc. (a)	$830,304
3,200	Blue Nile, Inc. (a)	84,288
16,400	CarMax, Inc. (a)	570,720
20,000	Comcast Corp. - Class A (a)	687,600
35,900	DIRECTV Group, Inc. (The) (a)	612,095
20,000	Dress Barn, Inc. (a)	431,600
10,000	Eastman Kodak Co.	222,500
15,900	Kohl's Corp. (a)	900,417
20,000	Mattel, Inc.	360,800
3,600	Nordstrom, Inc.	123,480
28,000	Sony Corp. - ADR	1,287,720
4,050	Target Corp.	185,976
11,950	Time Warner, Inc.	197,175
38,550	TJX Cos, Inc.	939,464
15,100	Univision Communications, Inc. - Class A (a)	504,340
11,000	Walt Disney Co. (The)	326,590
6,000	Whirlpool Corp.	463,140
6,700	Yum! Brands, Inc.	301,500
		9,029,709
	Consumer Staples - 0.2%
10,700	Cott Corp. (a)	141,668

	Energy - 6.5%
2,400	Arch Coal, Inc.	91,056
3,100	Cameron International Corp. (a)	156,271
1,758	Chevron Corp.	115,641
15,000	EnCana Corp.	810,900
9,200	EOG Resources, Inc.	682,180
1,400	GlobalSantaFe Corp.	76,902
8,000	Murphy Oil Corp.	411,680
5,422	National Oilwell Varco, Inc. (a)	363,491
550	Noble Corp.	39,463
1,100	Pioneer Natural Resources Co.	49,885
6,200	Pogo Producing Co.	274,474
13,200	Schlumberger Ltd.	882,420
		3,954,363
	Financials - 7.2%
7,600	American International Group, Inc.	461,092
20,200	Bank of New York Co., Inc. (The)	678,922
290	Berkshire Hathaway, Inc. - Class B (a)	883,630
11,500	Chubb Corp.	579,830
7,000	Fannie Mae	335,370
5,500	Fifth Third Bancorp	209,770
24,550	Marsh & McLennan Cos, Inc.	663,587
3,850	MBIA, Inc.	226,418
5,000	St. Paul Travelers Cos, Inc. (The)	229,000
3,000	Washington Mutual, Inc.	134,100
		4,401,719

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2006 - (Unaudited), (continued)

Shares		Value

	Health Care - 24.3%
39,700	Affymetrix, Inc. (a)	$856,329
6,100	Amgen, Inc. (a)	425,414
19,750	Biogen Idec, Inc. (a)	831,870
75,724	Boston Scientific Corp. (a)	1,288,065
41,000	Eli Lilly & Co.	2,327,570
20,300	GlaxoSmithKline PLC - ADR	1,123,199
37,100	Medtronic, Inc.	1,874,292
34,650	Novartis AG - ADR	1,948,023
40,900	Pfizer, Inc.	1,062,991
4,400	Pharmacyclics, Inc. (a)	17,380
7,900	Roche Holding AG - CHF	1,405,957
21,100	Sepracor, Inc. (a)	1,042,340
12,900	Waters Corp. (a)	524,772
		14,728,202
	Industrials - 14.8%
6,000	3M Co.	422,400
26,500	Alaska Air Group, Inc. (a)	983,945
6,000	Alexander & Baldwin, Inc.	240,600
34,500	AMR Corp. (a)	759,000
21,300	Avery Dennison Corp.	1,248,819
2,200	Burlington Northern Santa Fe Corp.	151,602
6,000	Canadian National Railway Co.	242,340
8,200	Caterpillar, Inc.	581,134
16,000	Chicago Bridge & Iron Co. N.V. - ADR	388,160
2,050	Fluor Corp.	180,050
5,000	General Electric Co.	163,450
16,300	JetBlue Airways Corp. (a)	174,247
20,100	McDermott International, Inc. (a)	915,354
5,200	Norfolk Southern Corp.	225,784
19,900	Pall Corp.	518,992
67,400	Southwest Airlines Co.	1,212,526
2,300	Thomas & Betts Corp. (a)	108,859
5,800	Union Pacific Corp.	493,000
		9,010,262
	Information Technology - 16.5%
9,850	Accenture Ltd. - Class A	288,211
11,200	Agilent Technologies, Inc. (a)	318,528
26,000	Applied Materials, Inc.	409,240
35,000	ASML Holding N.V. (a)	696,500
6,400	Comverse Technology, Inc. (a)	124,032
30,450	Corning, Inc. (a)	580,681
51,200	EMC Corp. (a)	519,680
2,400	Emulex Corp. (a)	35,736
496	Freescale Semiconductor, Inc. - Class B (a)	14,146
27,500	Intel Corp.	495,000
27,000	Intuit, Inc. (a)	833,490
4,000	KLA-Tencor Corp.	168,760
9,000	L.M. Ericsson Telephone Co. - ADR	283,320
38,000	Microsoft Corp.	913,140
6,000	Motorola, Inc.	136,560

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2006 - (Unaudited), (continued)

Shares		Value

	Information Technology (continued)
212,000	Nortel Networks Corp. (a)	$415,520
16,000	NVIDIA Corp. (a)	354,080
52,300	Oracle Corp. (a)	782,931
7,200	Paychex, Inc.	246,096
4,100	Research In Motion Ltd. (a)	269,083
1,600	Silicon Laboratories, Inc. (a)	59,072
53,300	Symantec Corp. (a)	925,821
29,000	Texas Instruments, Inc.	863,620
10,700	Yahoo!, Inc. (a)	290,398
		10,023,645
	Materials - 7.9%
14,400	Alcoa, Inc.	431,280
10,750	Dow Chemical Co. (The)	371,735
6,000	Inco Ltd.	466,620
15,000	MeadWestvaco Corp.	391,800
2,000	Minerals Technologies, Inc.	101,240
14,300	Monsanto Co.	614,757
7,000	Newmont Mining Corp.	358,610
4,800	Phelps Dodge Corp.	419,232
4,000	Potash Corp. of Saskatchewan	378,000
3,250	Praxair, Inc.	178,230
8,000	Vulcan Materials Co.	535,760
9,300	Weyerhaeuser Co.	545,538
		4,792,802
	Telecommunication Services - 0.8%
1,042	Embarq Corp. (a)	47,151
20,850	Sprint Corp.	412,830
		459,981
	TOTAL COMMON STOCKS
	(cost $52,785,034)	56,542,351

Principal Amount		Value

	SHORT TERM INVESTMENTS - 7.5%
$4,543,601	Dreyfus Institutional US Treasury Money Market Fund	$4,543,601
	TOTAL SHORT TERM INVESTMENTS
	(cost $4,543,601)	4,543,601
	TOTAL INVESTMENTS
	(cost $57,328,635^) - 100.6%	61,085,952
	Liabilities in Excess of Other Assets - (0.6)%	(348,250)
	TOTAL NET ASSETS - 100.0%	$60,737,702

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt.

CHF -	Swiss Security.

(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Stock Fund
July 31, 2006 - (Unaudited), (continued)

Value

^ The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows:
Cost of investments	$57,357,325
Gross unrealized appreciation	$6,169,737
Gross unrealized depreciation	(2,441,110)
Net unrealized appreciation	$3,728,627

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.

For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2006 - (Unaudited)

Shares		Value

	COMMON STOCKS - 92.1%
	Consumer Discretionary - 13.9%
120,000	99 Cents Only Stores (a)	$1,242,000
60,000	Bed Bath & Beyond, Inc. (a)	2,008,800
37,450	CarMax, Inc. (a)	1,303,260
25,000	Comcast Corp. - Class A (a)	859,500
54,800	DIRECTV Group, Inc. (The) (a)	934,340
36,000	Dress Barn, Inc. (a)	776,880
62,000	Gentex Corp.	827,080
8,000	Harman International Industries, Inc.	641,600
17,850	Kohl's Corp. (a)	1,010,845
50,000	Mattel, Inc.	902,000
6,700	Nordstrom, Inc.	229,810
109,600	Quiksilver, Inc. (a)	1,419,320
68,100	Sony Corp. - ADR	3,131,919
7,450	Target Corp.	342,104
27,950	Time Warner, Inc.	461,175
50,050	TJX Cos, Inc.	1,219,719
35,100	Univision Communications, Inc. - Class A (a)	1,172,340
3,500	Walt Disney Co. (The)	103,915
28,750	Yum! Brands, Inc.	1,293,750
		19,880,357
	Energy - 4.3%
20,000	Arch Coal, Inc.	758,800
6,800	Cameron International Corp. (a)	342,788
2,250	Chevron Corp.	148,005
13,600	EnCana Corp.	735,216
16,000	EOG Resources, Inc.	1,186,400
10,000	Murphy Oil Corp.	514,600
3,200	National Oilwell Varco, Inc. (a)	214,528
2,000	Noble Corp.	143,500
5,600	Pogo Producing Co.	247,912
4,000	Pride International, Inc. (a)	119,480
24,100	Schlumberger Ltd.	1,611,085
2,400	Transocean, Inc. (a)	185,352
		6,207,666
	Financials - 5.1%
18,350	American International Group, Inc.	1,113,294
15,800	Bank of New York Co., Inc. (The)	531,038
460	Berkshire Hathaway, Inc. - Class B (a)	1,401,620
12,884	Chubb Corp.	649,611
6,000	Fifth Third Bancorp	228,840
50,000	Hanmi Financial Corp.	952,000
50,650	Marsh & McLennan Cos, Inc.	1,369,070
7,100	MBIA, Inc.	417,551
10,600	State Street Corp.	636,636
		7,299,660

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2006 - (Unaudited), (continued)

Shares		Value

	Health Care - 27.0%
125,250	Affymetrix, Inc. (a)	$2,701,642
14,000	Alcon, Inc.	1,545,880
18,000	Amgen, Inc. (a)	1,255,320
36,150	Biogen Idec, Inc. (a)	1,522,638
149,379	Boston Scientific Corp. (a)	2,540,937
85,200	Eli Lilly & Co.	4,836,804
44,000	GlaxoSmithKline PLC - ADR	2,434,520
95,200	Medtronic, Inc.	4,809,504
62,250	Novartis AG - ADR	3,499,695
82,150	Pfizer, Inc.	2,135,079
335,000	Possis Medical, Inc. (a)	2,800,600
16,200	Roche Holding AG - CHF	2,883,101
76,300	Sepracor, Inc. (a)	3,769,220
30,000	SurModics, Inc. (a)	1,072,500
23,100	Waters Corp. (a)	939,708
		38,747,148
	Industrials - 9.6%
13,000	3M Co.	915,200
75,000	AMR Corp. (a)	1,650,000
37,000	Avery Dennison Corp.	2,169,310
6,000	Caterpillar, Inc.	425,220
6,000	FedEx Corp.	628,260
10,750	Fluor Corp.	944,172
70,650	JetBlue Airways Corp. (a)	755,249
10,400	Kirby Corp. (a)	333,944
36,000	McDermott International, Inc. (a)	1,639,440
56,400	Pall Corp.	1,470,912
158,800	Southwest Airlines Co.	2,856,812
		13,788,519
	Information Technology - 29.8%
18,450	Accenture Ltd. - Class A	539,847
3,588	Adobe Systems, Inc. (a)	102,294
15,800	Agilent Technologies, Inc. (a)	449,352
27,200	Akamai Technologies, Inc. (a)	1,077,936
95,000	Altera Corp. (a)	1,644,450
45,400	Applied Materials, Inc.	714,596
158,650	ASML Holding N.V. (a)	3,157,135
2,800	Autodesk, Inc. (a)	95,508
56,000	Avid Technology, Inc. (a)	1,973,440
26,000	Avocent Corp. (a)	665,080
48,400	Comverse Technology, Inc. (a)	937,992
52,300	Corning, Inc. (a)	997,361
14,100	Cymer, Inc. (a)	551,592
132,300	EMC Corp. (a)	1,342,845
15,000	First Data Corp.	612,750
50,500	FormFactor, Inc. (a)	2,164,935
220	Freescale Semiconductor, Inc. - Class B (a)	6,274
3,000	Google, Inc. (a)	1,159,800
50,000	Intel Corp.	900,000
20,000	Intersil Corp. - Class A	470,200

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2006 - (Unaudited), (continued)

Shares		Value

	Information Technology (continued)
110,000	Intuit, Inc. (a)	$3,395,700
13,000	KLA-Tencor Corp.	548,470
24,000	L.M. Ericsson Telephone Co. - ADR	755,520
1,250	McAfee, Inc. (a)	26,937
72,400	Micron Technology, Inc. (a)	1,128,716
85,700	Microsoft Corp.	2,059,371
40,000	Motorola, Inc.	910,400
496,700	Nortel Networks Corp. (a)	973,532
60,000	NVIDIA Corp. (a)	1,327,800
150,400	Oracle Corp. (a)	2,251,488
14,000	Paychex, Inc.	478,520
14,300	QUALCOMM, Inc.	504,218
33,000	Rambus, Inc. (a)	581,790
12,750	Research In Motion Ltd. (a)	836,783
12,050	Silicon Laboratories, Inc. (a)	444,886
102,600	Symantec Corp. (a)	1,782,162
52,200	Texas Instruments, Inc.	1,554,516
12,000	Trimble Navigation Ltd. (a)	576,360
30,000	VeriSign, Inc. (a)	537,900
92,400	Yahoo!, Inc. (a)	2,507,736
		42,746,192
	Materials - 1.6%
9,500	Minerals Technologies, Inc.	480,890
18,800	Monsanto Co.	808,212
17,800	Praxair, Inc.	976,152
		2,265,254
	Telecommunication Services - 0.8%
2,622	Embarq Corp. (a)	118,646
52,450	Sprint Corp.	1,038,510
		1,157,156
	TOTAL COMMON STOCKS
	(cost $128,709,116)	132,091,952

Principal Amount		Value

	SHORT TERM INVESTMENTS - 9.1%
$12,959,652	Dreyfus Institutional US Treasury Money Market Fund	$12,959,652
	TOTAL SHORT TERM INVESTMENTS
	(cost $12,959,652)	12,959,652
	TOTAL INVESTMENTS
	(cost $141,668,768^) - 101.2%	145,051,604
	Liabilities in Excess of Other Assets - (1.2)%	(1,686,142)
	TOTAL NET ASSETS - 100.0%	$143,365,462

Percentages are stated as a percent of net assets.

ADR -	American Depository Receipt.

CHF -	Swiss Security.

(a)	Non Income Producing.

Schedule of Investments
PRIMECAP Odyssey Growth Fund
July 31, 2006 - (Unaudited), (continued)

Value

^ The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows:
Cost of investments	$141,668,768
Gross unrealized appreciation	$9,978,164
Gross unrealized depreciation	(6,595,328)
Net unrealized appreciation	$3,382,836

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.

For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2006 - (Unaudited)

Shares		Value

	COMMON STOCKS - 90.5%
	Consumer Discretionary - 5.6%
17,800	99 Cents Only Stores (a)	$184,230
31,000	AC Moore Arts & Crafts, Inc. (a)	533,200
6,000	Blue Nile, Inc. (a)	158,040
6,500	California Pizza Kitchen, Inc. (a)	171,665
22,400	CarMax, Inc. (a)	779,520
26,800	DIRECTV Group, Inc. (The) (a)	456,940
40,000	Gentex Corp.	533,600
37,900	Quiksilver, Inc. (a)	490,805
10,100	Yum! Brands, Inc.	454,500
		3,762,500
	Consumer Staples - 2.4%
72,100	American Italian Pasta Co. - Class A (a)	599,151
17,900	Cott Corp. (a)	236,996
54,100	Senomyx, Inc. (a)	757,941
		1,594,088
	Energy - 3.2%
3,600	Arch Coal, Inc.	136,584
29,000	Hanover Compressor Co. (a)	551,000
4,800	National Oilwell Varco, Inc. (a)	321,792
1,900	Noble Corp.	136,325
4,650	Pioneer Natural Resources Co.	210,877
5,350	Pogo Producing Co.	236,845
18,200	Pride International, Inc. (a)	543,634
		2,137,057
	Financials - 2.6%
16,200	Advance America Cash Advance Centers, Inc.	215,784
24,000	Hanmi Financial Corp.	456,960
78,000	MarketAxess Holdings, Inc. (a)	792,480
5,250	MBIA, Inc.	308,753
		1,773,977
	Health Care - 24.5%
72,000	Abiomed, Inc. (a)	983,520
98,600	Affymetrix, Inc. (a)	2,126,802
8,000	Alcon, Inc.	883,360
20,000	BioMarin Pharmaceuticals, Inc. (a)	292,200
114,400	Boston Scientific Corp. (a)	1,945,944
102,950	Conceptus, Inc. (a)	1,555,574
110,000	Dendreon Corp. (a)	509,300
11,200	Greatbatch, Inc. (a)	274,512
105,000	Medarex, Inc. (a)	981,750
127,500	Pharmacyclics, Inc. (a)	503,625
160,000	Possis Medical, Inc. (a)	1,337,600
10,400	Roche Holding AG - CHF	1,850,880
48,350	Sepracor, Inc. (a)	2,388,490
25,000	SurModics, Inc. (a)	893,750
		16,527,307

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2006 - (Unaudited), (continued)

Shares		Value

	Industrials - 7.9%
34,000	Alaska Air Group, Inc. (a)	$1,262,420
50,500	AMR Corp. (a)	1,111,000
10,050	Avery Dennison Corp.	589,232
4,000	Granite Construction, Inc.	173,960
90,625	JetBlue Airways Corp. (a)	968,781
30,100	Pall Corp.	785,008
22,300	Southwest Airlines Co.	401,177
		5,291,578
	Information Technology - 43.1%
12,420	Adobe Systems, Inc. (a)	354,094
7,500	Agilent Technologies, Inc. (a)	213,300
38,000	Akamai Technologies, Inc. (a)	1,505,940
64,000	Altera Corp. (a)	1,107,840
116,150	ASML Holding N.V. (a)	2,311,385
38,000	Avid Technology, Inc. (a)	1,339,120
65,900	Avocent Corp. (a)	1,685,722
28,050	Comverse Technology, Inc. (a)	543,609
20,700	Cymer, Inc. (a)	809,784
17,700	Emulex Corp. (a)	263,553
21,300	eBay, Inc. (a)	512,691
36,000	eSpeed, Inc. - Class A (a)	311,040
64,000	Faro Technologies, Inc. (a)	1,032,320
46,000	FormFactor, Inc. (a)	1,972,020
108,000	InPhonic, Inc. (a)	708,480
35,000	Intuit, Inc. (a)	1,080,450
21,000	KLA-Tencor Corp.	885,990
2,800	Macrovision Corp. (a)	54,936
5,600	McAfee, Inc. (a)	120,680
59,200	Micron Technology, Inc. (a)	922,928
389,500	Nortel Networks Corp. (a)	763,420
59,700	NVIDIA Corp. (a)	1,321,161
131,500	Opsware, Inc. (a)	913,925
35,250	RADvision Ltd. (a)	514,650
37,000	Rambus, Inc. (a)	652,310
8,700	Research In Motion Ltd. (a)	570,981
9,150	Silicon Laboratories, Inc. (a)	337,818
72,000	SonicWALL, Inc. (a)	720,000
53,700	Stratasys, Inc. (a)	1,485,342
33,400	Symantec Corp. (a)	580,158
33,400	THQ, Inc. (a)	757,846
9,000	Trimble Navigation Ltd. (a)	432,270
28,700	VeriSign, Inc. (a)	514,591
64,100	Yahoo!, Inc. (a)	1,739,674
		29,040,028
	Materials - 1.2%
11,400	Minerals Technologies, Inc.	577,068
4,800	Monsanto Co.	206,352
		783,420
	TOTAL COMMON STOCKS
	(cost $59,452,666)	60,909,955

Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2006 - (Unaudited), (continued)

Principal Amount		Value

	SHORT TERM INVESTMENTS - 11.0%
$7,404,437	Dreyfus Institutional US Treasury Money Market Fund	$7,404,437
	TOTAL SHORT TERM INVESTMENTS
	(cost $7,404,437)	7,404,437
	TOTAL INVESTMENTS
	(cost $66,857,103^) - 101.5%	68,314,392
	Liabilities in Excess of Other Assets - (1.5)%	(987,116)
	TOTAL NET ASSETS - 100.0%	$67,327,276

Percentages are stated as a percent of net assets.

CHF -	Swiss Security.

(a)	Non Income Producing.

^ The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows:
Cost of investments	$66,898,709
Gross unrealized appreciation	$6,465,403
Gross unrealized depreciation	(5,049,720)
Net unrealized appreciation	$1,415,683

Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.

For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s Co-Chief Executive Officers and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PRIMECAP Odyssey Funds

By (Signature and Title)	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date	9/15/2006

By (Signature and Title)	/s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date	9/15/2006

By (Signature and Title)	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date	9/15/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel P. Fried
Joel P. Fried, Co-Chief Executive

Date	9/15/2006

By (Signature and Title)*	/s/ Howard B. Schow
Howard B. Schow, Co-Chief Executive

Date	9/15/2006

By (Signature and Title)*	/s/ Theo A. Kolokotrones
Theo A. Kolokotrones, Co-Chief Executive

Date	9/15/2006

By (Signature and Title)*	/s/ David H. Van Slooten
David H. Van Slooten, Chief Financial Officer

Date	9/15/2006

* Print the name and title of each signing officer under his or her signature.